Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost and Reconciliation of ECL movement to impairment charge/(release) for the period (audited) (Narrative) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Recoveries and reimbursements	£ 399.0	£ 124.0	£ 195.0
Post write-off recoveries	35.0
Credit impairment charges and other provisions	4,838.0	1,912.0	1,468.0
Financial assets	(1,329,242.0)	(1,119,650.0)
Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	776.0	71.0	(125.0)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,399.0	6,630.0
Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	(776.0)
Financial assets		(340,938.0)
Loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	344,096.0
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	(153.0)
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(180,300.0)	(149,300.0)	(129,900.0)
Other financial assets subject to impairment [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	165.0	24.0	12.0
Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	4,685.0	1,904.0	1,465.0
Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,000.0)
Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	(787.0)
Gross Write-offs	22.0	26.0
Home loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	(5.0)
Gross Write-offs	(22.0)	(26.0)
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	1,880.0	(777.0)
Gross Write-offs	1,609.0	1,695.0
Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	309.0	(101.0)
Disposals	172.0	(627.0)
Gross Write-offs	(1,609.0)	(1,695.0)
Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7,551.0)	(6,434.0)
Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	2,404.0	(2,285.0)
Gross Write-offs	333.0	162.0
Wholesale loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	(28.0)
Disposals	0.0	0.0
Gross Write-offs	(333.0)	(162.0)
Stage 1 [member] | Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(175,700.0)	(148,500.0)	(129,300.0)
Stage 1 [member] | Other financial assets subject to impairment [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11.0	12.0	10.0
Stage 1 [member] | Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	(723.0)
Gross Write-offs	0.0	0.0
Stage 1 [member] | Home loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	(1.0)
Gross Write-offs	0.0	0.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	1,493.0	0.0
Gross Write-offs	0.0	0.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	13.0	16.0
Disposals	8.0	0.0
Gross Write-offs	0.0	0.0
Stage 1 [member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	2,394.0	(2,285.0)
Gross Write-offs	0.0	0.0
Stage 1 [member] | Wholesale loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	(9.0)
Disposals	0.0	0.0
Gross Write-offs	0.0	0.0
Lifetime expected credit losses [member] | Other financial assets subject to impairment [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,400.0)	(800.0)	(600.0)
Lifetime expected credit losses [member] | Other financial assets subject to impairment [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9.0	2.0	2.0
Lifetime expected credit losses [member] | Other assets [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(154.0)	(10.0)
Lifetime expected credit losses [member] | Other assets [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	145.0	10.0
Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	(62.0)
Gross Write-offs	0.0	0.0
Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	(2.0)
Gross Write-offs	22.0	26.0
Lifetime expected credit losses [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	(4.0)
Gross Write-offs	0.0	0.0
Lifetime expected credit losses [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	0.0
Gross Write-offs	(22.0)	(26.0)
Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	183.0	0.0
Gross Write-offs	0.0	0.0
Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	204.0	(777.0)
Gross Write-offs	1,609.0	1,695.0
Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	296.0	(110.0)
Disposals	20.0	0.0
Gross Write-offs	0.0	0.0
Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	(7.0)
Disposals	144.0	(627.0)
Gross Write-offs	(1,609.0)	(1,695.0)
Lifetime expected credit losses [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	10.0	0.0
Gross Write-offs	0.0	0.0
Lifetime expected credit losses [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	0.0
Gross Write-offs	333.0	162.0
Lifetime expected credit losses [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	(19.0)
Disposals	0.0	0.0
Gross Write-offs	0.0	0.0
Lifetime expected credit losses [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	0.0	0.0
Disposals	0.0	0.0
Gross Write-offs	(333.0)	(162.0)
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(686,728.0)	(680,053.0)
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	696,127.0	686,683.0
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,399.0	6,630.0
Financial assets at amortised cost [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions		(71.0)
Financial assets at amortised cost [member] | Loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	345,160.0	341,260.0
Financial assets at amortised cost [member] | Loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,064.0	322.0
Financial assets at amortised cost [member] | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions		(8.0)
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	(3,909.0)	(1,833.0)
Financial assets	(342,632.0)	(339,115.0)
Financial assets at amortised cost [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross Write-offs	1,964.0	1,883.0	1,891.0
Post write-off recoveries	35.0	124.0	195.0
Net write-offs	1,929.0	1,759.0	£ 1,696.0
Financial assets	350,967.0	345,423.0
Financial assets at amortised cost [member] | Loans and advances [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Recoveries and reimbursements	600.0
Financial assets	8,335.0	6,308.0
Financial assets at amortised cost [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(159,647.0)	(154,479.0)
Financial assets at amortised cost [member] | Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	160,185.0	154,911.0
Financial assets at amortised cost [member] | Home loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	538.0	432.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(40,813.0)	(55,296.0)
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	1,900.0
Financial assets	46,513.0	60,180.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes to models used for calculation	309.0
Financial assets	5,700.0	4,884.0
Financial assets at amortised cost [member] | Barclays Partner Finance [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	1,700.0
Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(142,172.0)	(129,340.0)
Financial assets at amortised cost [member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	2,400.0
Financial assets	144,269.0	130,332.0
Financial assets at amortised cost [member] | Wholesale loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,097.0	992.0
Financial assets at amortised cost [member] | Stage 1 [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	580,903.0	620,406.0
Financial assets at amortised cost [member] | Stage 1 [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,289.0	804.0
Financial assets at amortised cost [member] | Stage 1 [member] | Loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	289,939.0	321,140.0
Financial assets at amortised cost [member] | Stage 1 [member] | Loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	256.0	97.0
Financial assets at amortised cost [member] | Stage 1 [member] | Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(289,931.0)	(298,559.0)
Financial assets at amortised cost [member] | Stage 1 [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	290,964.0	299,266.0
Financial assets at amortised cost [member] | Stage 1 [member] | Loans and advances [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,033.0	707.0
Financial assets at amortised cost [member] | Stage 1 [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(138,606.0)	(135,691.0)
Financial assets at amortised cost [member] | Stage 1 [member] | Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	138,639.0	135,713.0
Financial assets at amortised cost [member] | Stage 1 [member] | Home loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	33.0	22.0
Financial assets at amortised cost [member] | Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(32,341.0)	(45,470.0)
Financial assets at amortised cost [member] | Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	33,021.0	46,012.0
Financial assets at amortised cost [member] | Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	680.0	542.0
Financial assets at amortised cost [member] | Stage 1 [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(118,984.0)	(117,398.0)
Financial assets at amortised cost [member] | Stage 1 [member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	119,304.0	117,541.0
Financial assets at amortised cost [member] | Stage 1 [member] | Wholesale loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	320.0	143.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	103,897.0	57,419.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,327.0	8,858.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,322.0	2,543.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,788.0	3,283.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	52,891.0	19,185.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,330.0	935.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	758.0	170.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	50.0	55.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(47,442.0)	(35,861.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,259.0)	(4,695.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	51,006.0	38,234.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,997.0	7,923.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,564.0	2,373.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Loans and advances [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,738.0	3,228.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Home loans [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(19,228.0)	(16,979.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,813.0)	(1,809.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,312.0	17,043.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,234.0	2,155.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	84.0	64.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	421.0	346.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7,551.0)	(8,752.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(921.0)	(1,074.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,320.0	10,759.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,172.0	3,409.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,769.0	2,007.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,251.0	2,335.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(20,663.0)	(10,130.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,525.0)	(1,812.0)
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	21,374.0	10,432.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,591.0	2,359.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	711.0	302.0
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,066.0	547.0
Transfers from stage 2 to stage 1 [Member] | Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,000.0
Transfers from stage 2 to stage 1 [Member] | Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Home loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Wholesale loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Home loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,618.0	8,000.0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Home loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	14.0	28.0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,080.0	4,522.0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	482.0	701.0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,121.0	5,213.0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Wholesale loans [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	40.0	84.0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,618.0)	(8,000.0)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(14.0)	(28.0)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,080.0)	(4,522.0)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(482.0)	(701.0)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,121.0)	(5,213.0)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	0.0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(40.0)	(84.0)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0.0	£ 0.0
Debt securities [member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	£ 200.0